Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	$ 106,169			$ 82,723
Business and government	210,047			194,870	[1]
Residential mortgages	277,246			274,244	[1]
Debt securities measured at FVOCI	77,252			61,331
FVO securities purchased under resale agreements	79,321			80,184	[1]
Other assets	30,624			27,659	[1]			$ 35,153
Derivative instruments	30,311			33,243	[1]
Obligations related to securities sold short	24,040			18,666	[1]
Obligations related to securities sold under repurchase agreements	115,368			87,118	[1]
Derivative instruments	36,493			41,290	[1]
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	43,297			36,984
Business and government	423			270
Residential mortgages	4			3
Loans mandatorily measured and designated at FVTPL	427			273
Debt securities measured at FVOCI	76,597			60,759
FVO securities purchased under resale agreements	18,531			13,387
Other assets	387
Derivative instruments	30,311			33,243
Total financial assets	233,077			190,957
Deposits and other liabilities	(38,922)			(35,913)
Obligations related to securities sold short	(24,040)			(18,666)
Obligations related to securities sold under repurchase agreements	(7,941)			(4,715)
Derivative instruments	(36,493)			(41,290)
Total financial liabilities	(107,396)			(100,584)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	34,999			29,322
Debt securities measured at FVOCI	63,944			52,185
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	63,527			46,311
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,044			4,455
Debt securities measured at FVOCI	8,361			6,658
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,254			3,207
Debt securities measured at FVOCI	4,292			1,916
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,518			9,407
Derivative instruments	(9,529)			(15,599)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	10,777			15,509
Derivative instruments	(12,882)			(17,677)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	47			64
Derivative instruments	(59)			(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,798			5,235
Derivative instruments	(10,406)			(5,909)
Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,171			3,028
Derivative instruments	(3,617)			(2,042)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,469			4,194
Debt securities measured at FVOCI	3,472			3,468
Derivative instruments	5,286			2,347
Total financial assets	74,149			54,861
Obligations related to securities sold short	(9,112)			(6,265)
Derivative instruments	(4,386)			(2,475)
Total financial liabilities	13,498			(8,740)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,469			4,194
Debt securities measured at FVOCI	3,472			3,468
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	61,922			44,852
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1			1
Derivative instruments				(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,266			2,331
Derivative instruments	(4,347)			(2,406)
Level 1 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	19			15
Derivative instruments	(39)			(68)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	39,764			32,639
Business and government	310			126
Residential mortgages	4			3
Loans mandatorily measured and designated at FVTPL	314			129
Debt securities measured at FVOCI	73,125			57,291
FVO securities purchased under resale agreements	18,531			13,387
Other assets	387
Derivative instruments	24,884			30,825
Total financial assets	157,987			135,143
Deposits and other liabilities	(38,534)			(35,671)
Obligations related to securities sold short	(14,928)			(12,401)
Obligations related to securities sold under repurchase agreements	(7,941)			(4,715)
Derivative instruments	(31,116)			(36,941)
Total financial liabilities	(92,519)			(89,728)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	31,530			25,128
Debt securities measured at FVOCI	60,472			48,717
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	982			872
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,044			4,455
Debt securities measured at FVOCI	8,361			6,658
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	4,190			3,056
Debt securities measured at FVOCI	4,292			1,916
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,431			9,385
Derivative instruments	(8,595)			(13,781)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	10,777			15,509
Derivative instruments	(12,877)			(17,677)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1			18
Derivative instruments	(8)			(11)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,523			2,900
Derivative instruments	(6,058)			(3,498)
Level 2 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,152			3,013
Derivative instruments	(3,578)			(1,974)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	941	$ 917	$ 1,031	953		$ 979	$ 1,129	1,422
Total financial liabilities	(1,379)	$ (1,670)	$ (1,372)	(2,116)		$ (1,474)	$ (1,163)	$ (1,995)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	64			151
Business and government	113			144
Loans mandatorily measured and designated at FVTPL	113			144
Derivative instruments	141			71
Total financial assets	941			953
Deposits and other liabilities	(388)			(242)
Derivative instruments	(991)			(1,874)
Total financial liabilities	(1,379)			(2,116)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	623			587
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	64			151
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	86			21
Derivative instruments	(934)			(1,817)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	(5)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	46			46
Derivative instruments	(51)			(52)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9			4
Derivative instruments	$ (1)			$ (5)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.